UNCONSOLIDATED STRUCTURED ENTITIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets of the entities	$ 160,637,866	$ 150,886,506
Total assets in relation to the Bank's interests in the unconsolidated structured entities	8,099,991	6,230,357
The Bank's maximum exposure	8,099,991	6,230,357
Fees income	477,899	439,709
Fair value through profit or loss | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	80,436	87,048
Fair value through other comprehensive income | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	22,149	26,936
Loans and advances to customers | Loans and advances
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	7,997,406	6,116,373
Securitisation
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets of the entities	1,028,501	1,198,421
Total assets in relation to the Bank's interests in the unconsolidated structured entities	102,585	113,984
The Bank's maximum exposure	102,585	113,984
Fees income	3,763	4,532
Securitisation | Fair value through profit or loss | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	80,436	87,048
Securitisation | Fair value through other comprehensive income | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	22,149	26,936
The Bank's managed funds
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets of the entities	159,609,365	149,688,085
Total assets in relation to the Bank's interests in the unconsolidated structured entities	7,997,406	6,116,373
The Bank's maximum exposure	7,997,406	6,116,373
Fees income	474,136	435,177
The Bank's managed funds | Loans and advances to customers | Loans and advances
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to the Bank's interests in the unconsolidated structured entities	$ 7,997,406	$ 6,116,373